SCHEDULE OF OTHER RECEIVABLES NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Other Receivables Net
Rental and other deposits		¥ 24,228	¥ 25,681
Staff advance		11,883	15,138
Other receivables, gross		36,111	40,819
Less: provision for credit losses		(21,113)	(22,739)	¥ (26,541)	¥ (30,251)
Other receivables, net	$ 2,055	¥ 14,998	¥ 18,080